TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 1,175,796	$ 1,022,933
Gross Book Value [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		1,175,796	1,022,933
Gross Book Value [Member] | Fully performing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		1,040,671	907,358
Gross Book Value [Member] | Not impaired Assets [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		47,216	38,521
Gross Book Value [Member] | Not impaired Assets [Member] | Up to 90 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		34,153	27,651
Gross Book Value [Member] | Not impaired Assets [Member] | Expired from 91 to 180 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		10,141	9,303
Gross Book Value [Member] | Not impaired Assets [Member] | Between 6 and 12 months [Member] | Judicial, pre-judicial collection and protested documents [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	[1]	2,922	1,567
Gross Book Value [Member] | Impaired Assets [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		87,909	77,054
Gross Book Value [Member] | Impaired Assets [Member] | Judicial, pre-judicial collection and protested documents [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		43,175	34,909
Gross Book Value [Member] | Impaired Assets [Member] | Debtor under pre-judicial collection process and portfolio sensitization [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 44,734	$ 42,145

[1]	Value of this segment corresponds primarily to accounts receivable that were evaluated in their ability to recover, therefore not requiring a provision.